MANAGING CAPITAL (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
MANAGING CAPITAL
Convertible Note	$ 20,007,559
Equity	(36,475,101)	$ (15,462,536)	$ 57,995,423	$ 18,027,841
Capital	$ (16,467,542)	$ (15,462,536)	$ 57,995,423